Prepayments and Other Assets (Current) - Schedule of Prepayments and Other Assets (Current) (Details) (20-F) - AUD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
PREPAYMENTS AND OTHER ASSETS (CURRENT)
Prepayments		$ 159,844	$ 139,767
Inventories at the lower of cost and net realizable value	$ 76,522	31,865	59,007
Performance bond and deposits		53,456	3,505
Total current prepayments and other assets		$ 245,165	$ 202,279